Leases - Components of Lease Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 1,802	$ 1,310	$ 2,932	$ 2,133
Short-term lease cost	282	328	656	562
Variable lease cost	370	240	501	484
Total lease cost	$ 2,454	$ 1,878	$ 4,089	$ 3,179